Discontinued operations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of single amount of discontinued operations [line items]
Net cash inflow on disposal of discontinued operation	£ (9,259)
Net assets disposed (other than cash):
Property, plant and equipment	1,983	2,529	2,766
Intangibles	10,100
Trade and other receivables	1,792	3,707	2,887
Inventory		941	817
Trade and other payables	2,103	8,002	8,407
Loss on disposal	1,407
Discontinued Operations [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Cash consideration received	9,350
Other consideration received
Total consideration received	9,350
Cash disposed of	(91)
Net cash inflow on disposal of discontinued operation	9,259
Net assets disposed (other than cash):
Property, plant and equipment	3
Intangibles	15,662
Trade and other receivables	948
Inventory	629
Trade and other payables	(2,734)
Total net assets disposed of (other than cash)	(14,508)
Loss on disposal of discontinued operation before and after tax	(5,249)
Foreign exchange gain realised on disposal	3,842
Loss on disposal	£ (1,407)